Cover	Oct. 01, 2019
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As previously reported on its Current Report on Form 8-K filed with the Securities and Exchange Commission (the "SEC") on October 2, 2019 (the "Original Report"), Cantel Medical Corp. (the "Company"), completed its previously announced acquisition of Hu-Friedy Mfg. Co., LLC ("Hu-Friedy") from Dental Holding, LLC ("Dental Holding"), pursuant to that certain Purchase and Sale Agreement, dated as of July 29, 2019, by and among the Company, Hu-Friedy, Dental Holding, and, for limited purposes set forth therein, Ken Serota and Ron Saslow (the "Hu-Friedy Acquisition"). For a description of the Hu-Friedy Acquisition and the related agreements, see the Company’s Current Report on Form 8-K filed with the SEC on July 30, 2019. This Current Report on Form 8-K/A is being filed by the Company solely for the purpose of amending and supplementing the Original Report to provide the financial statements and pro forma financial information relating to the Hu-Friedy Acquisition required by Items 9.01(a) and (b) of Form 8-K, respectively.
Document Period End Date	Oct. 01, 2019
Entity File Number	001-31337
Entity Registrant Name	CANTEL MEDICAL CORP
Entity Central Index Key	0000019446
Entity Tax Identification Number	22-1760285
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	150 Clove Road
Entity Address, City or Town	Little Falls
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07424
City Area Code	973
Local Phone Number	890-7220
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CMD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false